UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08287

Cohen & Steers Realty Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

COHEN & STEERS REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCK 96.3%
BANK 0.2%
SJB Escrow Corp., Class A, 144A (a),(b),(c),(d)	44,900	$898,000
REAL ESTATE 96.1%
DIVERSIFIED 7.0%
American Assets Trust	146,922	3,125,031
Forest City Enterprises (c)	606,103	11,412,919
Vornado Realty Trust	303,134	26,524,225
		41,062,175
HEALTH CARE 10.6%
Cogdell Spencer	924,733	5,492,914
HCP	303,672	11,521,316
Health Care REIT	262,905	13,786,738
Nationwide Health Properties	260,232	11,067,667
Senior Housing Properties Trust	374,800	8,635,392
Ventas	210,501	11,430,204
		61,934,231
HOTEL 6.9%
Chesapeake Lodging Trust	189,280	3,295,365
DiamondRock Hospitality Co.	364,795	4,074,760
Hersha Hospitality Trust	619,363	3,679,016
Host Hotels & Resorts	399,762	7,039,809
Hyatt Hotels Corp., Class A (c)	196,578	8,460,717
Starwood Hotels & Resorts Worldwide	131,421	7,638,188
Sunstone Hotel Investors (c)	625,994	6,378,879
		40,566,734
INDUSTRIAL 4.8%
AMB Property Corp.	120,235	4,324,853
ProLogis	1,488,838	23,791,631
		28,116,484

	Number of Shares	Value
OFFICE 11.3%
Alstria Office REIT AG (Germany)	99,224	$1,379,484
BioMed Realty Trust	138,802	2,640,014
Boston Properties	273,971	25,986,149
Brandywine Realty Trust	583,793	7,087,247
Douglas Emmett	300,769	5,639,419
Hudson Pacific Properties	240,118	3,529,735
Liberty Property Trust	330,735	10,881,182
Mack-Cali Realty Corp.	97,756	3,313,928
SL Green Realty Corp.	77,219	5,806,869
		66,264,027
OFFICE/INDUSTRIAL 0.9%
PS Business Parks	92,601	5,365,302
RESIDENTIAL 23.6%
APARTMENT 22.4%
Apartment Investment & Management Co.	452,360	11,521,609
Associated Estates Realty Corp.	370,075	5,876,791
AvalonBay Communities	147,282	17,685,623
BRE Properties	188,259	8,882,060
Campus Crest Communities	351,988	4,164,018
Education Realty Trust	342,305	2,748,709
Equity Residential	701,476	39,570,261
Essex Property Trust	81,622	10,121,128
Home Properties	153,956	9,075,706
Post Properties	143,571	5,635,162
UDR	653,950	15,936,761
		131,217,828
MANUFACTURED HOME 1.2%
Equity Lifestyle Properties	122,533	7,064,028
TOTAL RESIDENTIAL		138,281,856

	Number of Shares	Value
SELF STORAGE 6.2%
Extra Space Storage	224,400	$4,647,324
Public Storage	258,808	28,704,395
U-Store-It Trust	283,269	2,979,990
		36,331,709
SHOPPING CENTER 22.7%
COMMUNITY CENTER 8.1%
Acadia Realty Trust	443,278	8,386,820
Developers Diversified Realty Corp.	812,842	11,379,788
Federal Realty Investment Trust	49,681	4,051,982
Kimco Realty Corp.	320,070	5,870,084
Ramco-Gershenson Properties Trust	328,215	4,112,534
Regency Centers Corp.	191,427	8,323,246
Urstadt Biddle Properties-Class A	274,254	5,216,311
		47,340,765
REGIONAL MALL 14.6%
General Growth Properties	1,117,997	17,306,594
Pennsylvania REIT	294,100	4,196,807
Simon Property Group	598,609	64,146,940
		85,650,341
TOTAL SHOPPING CENTER		132,991,106
SPECIALTY 2.1%
Digital Realty Trust	99,387	5,778,360
DuPont Fabros Technology	256,719	6,225,436
		12,003,796
TOTAL REAL ESTATE		562,917,420
TOTAL COMMON STOCK (Identified cost—$409,598,832)		563,815,420

		Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE—REAL ESTATE 1.8%
DIVERSIFIED 0.7%
Capital Lease Funding, 8.125%, Series A		52,700	$1,305,906
Forest City Enterprises, 7.375%, Class A		60,000	1,435,800
Lexington Realty Trust, 7.55%, Series D		59,250	1,399,485
			4,141,191
HOTEL 0.5%
Ashford Hospitality Trust, 8.45%, Series D		58,000	1,414,040
Pebblebrook Hotel Trust, 7.875%, Series A		60,000	1,499,400
			2,913,440
MANUFACTURED HOME 0.2%
Equity Lifestyle Properties, 8.034%, Series A		50,000	1,239,500
SHOPPING CENTER 0.4%
CBL & Associates Properties, 7.375%, Series D		99,992	2,430,806
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$9,543,849)			10,724,937
SHORT-TERM INVESTMENTS 1.3%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.01%(e)		3,650,462	3,650,462
State Street Institutional Liquid Reserves Fund, 0.19%(e)		3,653,180	3,653,180
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$7,303,642)			7,303,642

TOTAL INVESTMENTS (Identified cost—$426,446,323)	99.4%		581,843,999

OTHER ASSETS IN EXCESS OF LIABILITIES	0.6		3,788,188

NET ASSETS	100.0%		$585,632,187

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) Illiquid security.  Aggregate holdings equal 0.2% of net assets of the Fund.

(b) Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.2% of net assets of the Fund, all of which are illiquid.

(c) Non-income producing security.

(d) Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors.  Aggregate fair value securities represent 0.2% of the net assets of the Fund.

(e) Rate quoted represents the seven day yield of the fund.

Cohen & Steers Realty Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges.  In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty when such prices are believed by the Board of Directors to reflect the fair market value.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be

Cohen & Steers Realty Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock — Bank	$898,000	$—	$—	$898,000
Common Stock — Real Estate	562,917,420	562,917,420	—	—
Preferred Securities — $25 Par Value	10,724,937	10,724,937	—	—
Money Market Funds	7,303,642	—	7,303,642	—
Total Investments	$581,843,999	$573,642,357	$7,303,642	$898,000

Cohen & Steers Realty Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2010	$898,000
Change in unrealized appreciation (depreciation)	—
Balance as of March 31, 2011	$898,000

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. The Level 3 security has been fair valued utilizing inputs and assumptions which include book value, recent comparables in similar securities, as well as liquidity and market risk factors.

Note 2. Income Tax Information

As of March 31, 2011, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$157,028,537
Gross unrealized depreciation	(1,630,861)
Net unrealized appreciation	$155,397,676
Cost for federal income tax purposes	$426,446,323

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 27, 2011